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                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND



                         1235 WESTLAKES DRIVE, SUITE 330
                                BERWYN, PA 19312
                                 (610) 296-1400




                                  ANNUAL REPORT
                                 AUGUST 31, 2001

                         CHARTWELL SMALL CAP VALUE FUND

Dear Shareholder:

The period ending August 31, 2001 was marked by strong absolute returns for small cap value stocks and, for the second year in a row, some of the best returns in the equity markets, outpacing those of both large stocks and growth stocks. While late 2000 evidenced a slowing economy and the continuing adjustment from the technology and internet boom, early 2001 found the Federal Reserve cutting interest rates and investors looking forward to a recovery. Throughout the year, the economic sensitivity, the heavy financial services sector weight and the attractive valuation of the small cap value segment of the market drove performance. Your portfolio returned 19.20% in the period, outperforming the Russell 2000 Value Index return of 18.04%.

Your portfolio's investments in the financial, consumer cyclical and capital spending sectors reflected the above market strength and contributed the most to the period's strong performance. Americredit and Microfinancial among financials, Dal Tile and BorgWarner in the consumer cyclical group, and Regal Beloit and Gardner Denver in the capital spending group were some of the outstanding performers. Not surprisingly, technology was the weakest sector with stocks such as APW Ltd. and CTS particularly poor selections.

We remain committed to consistent investment disciplines: focusing on inexpensive stocks, researching the business fundamentals of our companies for improving prospects and owning stocks which display catalysts for price appreciation. The recent strong performance of our small cap value sector has closed some of the gap between the valuation of our stocks and that of the market, though we feel they are still attractively valued. We are outperforming our market benchmark and believe that smaller, more value-oriented stocks have a bright future.


/s/ David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner and Portfolio Manager

                         CHARTWELL SMALL CAP VALUE FUND

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CHARTWELL
          SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX(1).

     AVERAGE ANNUAL TOTAL RETURN(2)
1 Year ............................19.20%
SINCE INCEPTION (10/1/99) .........24.55%


                     CHARTWELL SMALL CAP VALUE FUND     RUSSELL 2000 VALUE INDEX
                     ------------------------------     ------------------------
 1 Oct 99                      10,000                           10,000
30 Nov 99                      10,130                            9,851
29 Feb 00                      10,557                           10,492
31 MAY 00                      11,419                           10,442
31 AUG 00                      12,782                           11,602
30 NOV 00                      12,903                           11,647
28 FEB 01                      14,060                           11,102
31 MAY 01                      14,900                           11,619
31 AUG 01                      15,236                           10,965


Past performance does not predict future performance.

(1) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(2) Average annual total return represents the average change in account value over the periods indicated.

                         CHARTWELL LARGE CAP VALUE FUND

Dear Shareholder:

Overall economic and market conditions continued to be difficult during the second half of the fiscal year ended August 31, 2001. For the fiscal year ended August 31, 2001 the Chartwell Large Cap Value Fund returned -1.85% vs. -1.12% for the Russell 1000 Value. The Standard and Poors 500 Index was down -24.39%. The primary reason for the modest underperformance versus the Russell was our intentional underweight in basics and capital goods. Both groups recovered sharply in anticipation of a quick positive economic response to Federal Reserve easing. It is now understood that recovery is going to take somewhat longer to unfold. That being true, the above mentioned deep cyclicals are now coming under pressure. Consequently, we feel our less economically sensitive portfolio will begin to outperform.

The US economy is very close to recessionary levels. Capital spending, particularly in the technology and communications sectors, has declined sharply. While the consumer has been able to maintain spending thus far, rising unemployment, high debt levels and the tragic events of September 11th may serve to undermine confidence. As a result we expect even more aggressive fiscal and monetary stimulus to be enacted. With history as a guide, these policies should begin to impact by late this year or early next.

The portfolio continues to be dominated by high quality companies with overweights in healthcare, energy, technology and utilities. The underweights are basic industry, capital goods, consumer cyclicals and communications. With reference to the underweights, we are vigilant for opportunities that are likely to present themselves in this period of uncertainty.


/s/ Kevin A. Melich

Mr. Kevin A. Melich, CFA                Ms. Terry F. Bovarnick, CFA
Managing Partner and                    Managing Partner and
Portfolio Manager                       Portfolio Manager

                         CHARTWELL LARGE CAP VALUE FUND

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CHARTWELL
          LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX(1).

             TOTAL RETURN(2)
1 YEAR ............................ (10.38%)
SINCE INCEPTION (10/1/99) .........   2.39%


                 CHARTWELL LARGE CAP VALUE FUND        RUSSELL 1000 VALUE INDEX
                 ------------------------------        ------------------------
 1 Oct 99                   10,000                              10,000
30 Nov 99                   10,230                              10,493
29 Feb 00                    9,628                               9,442
31 MAY 00                   10,661                              10,581
31 AUG 00                   10,661                              10,793
30 NOV 00                   10,480                              11,495
28 FEB 01                   11,059                               9,856
31 MAY 01                   11,321                               9,978
31 AUG 01                   10,464                               9,004

Past performance does not predict future performance.

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(2) Average annual total return represents the average change in account value over the periods indicated.

                         CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS AT AUGUST 31, 2001
--------------------------------------------------------------------------------
     Shares       COMMON STOCKS: 97.84%                            Market Value
--------------------------------------------------------------------------------
                  BASIC INDUSTRY:  16.49%
      2,140       AptarGroup, Inc...............................   $   76,591
      3,040       Arch Chemicals, Inc...........................       62,928
      2,390       CLARCOR, Inc..................................       63,956
      3,610       Cytec Industries Inc.*........................      119,202
      4,700       Elcor Corp....................................       93,530
      1,800       H.B. Fuller Corp..............................       96,606
      3,010       Kaydon Corp...................................       70,886
      2,200       Minerals Technologies, Inc....................       96,140
      5,900       NOVA Chemical Corp., ADR......................      116,820
      7,300       Packaging Corporation of America*.............      134,174
      3,010       USFreightways Corporation.....................      109,564
                                                                   ----------
                                                                    1,040,397
                                                                   ----------
                  BUSINESS SERVICES:  3.90%
      1,400       Central Parking Corporation...................       28,560
      2,700       G&K Services, Inc. - Class A..................       75,465
      2,400       Insight Enterprises, Inc.*....................       45,000
      5,440       MSC Industrial Direct Co.*....................       96,832
                                                                   ----------
                                                                      245,857
                                                                   ----------
                  CAPITAL SPENDING:  4.19%
      4,320       Gardner Denver, Inc.*.........................       97,416
      3,600       Littlefuse, Inc.*.............................       97,200
      3,250       Regal-Beloit Corp.............................       69,713
                                                                   ----------
                                                                      264,329
                                                                   ----------
                  CONSUMER CYCLICAL:  6.25%
      3,800       ArvinMeritor, Inc.............................       67,260
      2,090       Borg-Warner Automotive, Inc...................      106,799
      5,130       Dal-Tile International Inc.*..................       88,749
      3,200       Harman International Industries, Inc..........      131,520
                                                                   ----------
                                                                      394,328
                                                                   ----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
     Shares                                                        Market Value
--------------------------------------------------------------------------------
                  CONSUMER SERVICES:  12.23%
      2,000       Factory 2-U Stores, Inc.*.....................   $   44,720
      1,900       Linens `n Things, Inc.*.......................       49,400
      5,200       Oakley, Inc.*.................................       70,980
      5,700       Orient-Express Hotels Ltd.*...................      114,456
      8,220       Pier 1 Imports, Inc...........................       99,873
      8,600       Spanish Broadcasting System, Inc.*............       80,066
      2,900       Speedway Motorsports, Inc.*...................       75,400
      7,070       Station Casinos, Inc.*........................       93,678
      2,521       The Men's Wearhouse, Inc.*....................       64,033
      8,000       Unifi, Inc.*..................................       78,480
                                                                   ----------
                                                                      771,086
                                                                   ----------
                  CONSUMER STAPLES:  5.12%
      2,460       Constellation Brands, Inc.*...................      104,181
      3,960       Corn Products International, Inc..............      130,680
      4,000       Sensient Technologies Corp....................       87,960
                                                                   ----------
                                                                      322,821
                                                                   ----------
                  ENERGY:  3.86%
      4,700       California Dive International, Inc............       82,250
      2,370       Lone Star Technologies, Inc.*.................       50,220
      1,460       Louis Dreyfus Natural Gas Corp.*..............       48,545
      2,560       Precision Drilling Corp.*.....................       62,720
                                                                   ----------
                                                                      243,735
                                                                   ----------
                  FINANCIAL SERVICES:  17.10%
      3,300       AmerUs Group Co...............................      102,233
      2,000       Annuity and Life Re (Holdings), Ltd...........       69,460
      4,460       Community First Bankshares, Inc...............      108,601
      3,010       Cullen/Frost Bankers, Inc.....................      107,608
      3,730       Financial Federal Corporation*................      102,762
      3,000       Fulton Financial Corp.........................       64,830
      4,504       Hudson United Bancorp.........................      121,383
      1,300       StanCorp Financial Group, Inc.................       59,800
      4,800       Trenwick Group Ltd............................       67,632
      2,300       Webster Financial Corp........................       74,796
      2,900       Westamerica Bancorp...........................      113,332
      1,410       Wilmington Trust Corp.........................       85,968
                                                                   ----------
                                                                    1,078,405
                                                                   ----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
     Shares                                                        Market Value
--------------------------------------------------------------------------------
                  HEALTHCARE:  3.50%
      2,860       Edwards Lifesciences Corp.*...................   $   75,190
      4,440       Renal Care Group, Inc.*.......................      145,454
                                                                   ----------
                                                                      220,644
                                                                   ----------
                  REITS:  10.39%
      2,920       Alexandria Real Estate Equities, Inc..........      116,770
      2,835       Arden Realty, Inc.............................       75,411
      2,100       BRE Properties, Inc...........................       66,045
      3,520       Home Properties of New York, Inc..............      111,408
      4,250       PS Business Parks, Inc........................      120,148
      2,700       Reckson Associates Realty Corp................       61,830
      3,550       SL Green Realty Corp..........................      104,015
                                                                   ----------
                                                                      655,627
                                                                   ----------
                  TECHNOLOGY:  8.45%
      5,200       Asyst Technologies, Inc.*.....................       65,832
      3,132       Avnet, Inc....................................       75,419
      1,300       DuPont Photomasks, Inc.*......................       45,500
      2,300       Electronics for Imaging, Inc.*................       47,058
      2,300       Fairchild Semiconductor
                    International, Inc. - Class A*..............       49,611
      5,500       General Semiconductor, Inc.* .................       71,225
      1,900       Park Electrochemical Corp.....................       47,595
      1,800       Radiant Systems, Inc.*........................       17,208
      2,400       Sipex Corp.*..................................       27,432
      3,460       The Reynolds & Reynolds Company...............       86,154
                                                                   ----------
                                                                      533,034
                                                                   ----------
                  UTILITIES:  6.36%
      3,740       ALLETE........................................       97,837
      2,200       Commonwealth Tel Enterprises*.................       91,300
      5,300       El Paso Electric Co.*.........................       78,970
      2,500       OGE Energy Corp...............................       54,875
      3,800       Vectren Corp..................................       77,900
                                                                   ----------
                                                                      400,882
                                                                   ----------
                  Total Common Stocks (Cost $5,675,060).........   $6,171,145
                                                                   ----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
     Shares       SHORT-TERM INVESTMENTS:  3.07%                   Market Value
--------------------------------------------------------------------------------


    193,357       Firstar Stellar Treasury Fund (Cost $193,357)    $  193,357
                                                                   ----------
                  Total Investments in Securities
                    (Cost $5,868,417):                   100.91%    6,364,502
                  Liabilities in excess of Other Assets:  (0.91%      (57,150)
                                                                   ----------
                  Net Assets:  100.00%..........................  $ 6,307,352
                                                                  ===========

*    Non-income producing security.

+ At August 31, 2001, the cost of securities for Federal tax purposes was $5,871,152. Gross unrealized appreciation and depreciation were as follows:

          Gross unrealized appreciation.................    $ 704,726
          Gross unrealized depreciation.................     (211,376)
                                                            ---------
              Net unrealized appreciation..............     $ 493,350
                                                            =========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS AT AUGUST 31, 2001
--------------------------------------------------------------------------------
     Shares       COMMON STOCKS: 98.13%                            Market Value
--------------------------------------------------------------------------------
                  BASIC INDUSTRY:  1.79%
      9,480       Alcoa, Inc.................................... $    361,378
      2,770       Praxair, Inc..................................      130,384
                                                                 ------------
                                                                      491,762
                                                                 ------------
                  CAPITAL GOODS:  1.52%
     10,125       General Electric Co...........................      414,923
                                                                 ------------
                  CONSUMER CYCLICAL:  2.08%
     16,865       Starwood Hotels & Resorts Worldwide, Inc......      570,880
                                                                 ------------
                  CONSUMER STAPLES:  12.37%
     15,890       Anheuser-Busch Companies, Inc.................      683,906
     11,370       Avon Products, Inc............................      524,498
      6,360       General Mills,  Inc...........................      282,002
      6,720       Kimberly-Clark Corp...........................      416,976
      8,885       McGraw-Hill, Inc..............................      526,436
     20,380       Philip Morris Companies, Inc..................      966,012
                                                                 ------------
                                                                    3,399,830
                                                                 ------------
                  DEFENSE:  1.97%
     26,700       Rockwell Collins, Inc.........................      542,544
                                                                 ------------
                  ENERGY:  17.39%
     27,240       Baker Hughes, Inc.............................      897,285
     10,754       El Paso Corp..................................      522,537
     10,200       Exelon Corp...................................      556,920
     23,139       Exxon Mobil Corp..............................      929,031
      7,070       Schlumberger Ltd..............................      346,430
     32,835       The Williams Companies, Inc...................    1,068,779
     14,550       USX-Marathon Group............................      458,471
                                                                 ------------
                                                                    4,779,453
                                                                 ------------

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
     Shares                                                       Market Value
--------------------------------------------------------------------------------
                  FINANCIAL:  15.12%
     26,665       Citigroup, Inc................................ $  1,219,924
     12,587       Fleet Boston Financial Corp...................      463,579
     22,540       MBNA Corp.....................................      783,490
      7,605       Mellon Financial Corp.........................      268,076
      6,090       Morgan Stanley Dean Witter & Co...............      324,902
     26,044       U.S. Bancorp..................................      631,307
     10,085       Wells Fargo & Co..............................      464,011
                                                                 ------------
                                                                    4,155,289
                                                                 ------------

                  HEALTHCARE:  11.42%
     11,065       American Home Products Corp...................      619,640
      5,455       Baxter International Inc. ....................      281,478
     10,350       Becton, Dickinson and Co......................      371,876
      7,945       Bristol-Myers Squibb Co.......................      446,032
     24,285       Pfizer, Inc...................................      930,358
     12,350       Pharmacia Corp................................      489,060
                                                                 ------------
                                                                    3,138,444
                                                                 ------------

                  INSURANCE/OTHER:  13.35%
     18,660       ACE Ltd.......................................      618,952
      2,194       American International Group, Inc.............      171,603
     17,540       Freddie Mac...................................    1,102,915
     10,550       J.P. Morgan Chase & Co........................      415,670
      8,160       Marsh & McLennan Companies, Inc...............      758,064
      9,255       The Hartford Financial Services Group, Inc....      599,724
                                                                 ------------
                                                                    3,666,928
                                                                 ------------
                  PRODUCTS:  1.65%
     14,040       Kraft Foods, Inc..............................      452,790
                                                                 ------------
                  SERVICES:  1.74%
     15,310       Carnival Corp.- Class A.......................      478,897
                                                                 ------------

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
     Shares                                                        Market Value
--------------------------------------------------------------------------------
                  TECHNOLOGY:  11.60%
      3,255       Agilent Technologies, Inc.*................... $     86,257
     12,500       Cadence Design Systems, Inc.*.................      274,750
      8,950       Computer Sciences Corp.*......................      336,520
     15,390       Electronic Data Systems Corp..................      907,702
      8,820       International Business Machines Corp..........      882,000
     14,715       LSI Logic Corp.*..............................      297,979
     12,550       PerkinElmer, Inc..............................      402,604
                                                                 ------------
                                                                    3,187,812
                                                                 ------------
                  TELECOMMUNICATIONS:  4.76%
     17,855       SBC Communications, Inc.......................      730,449
     13,860       Sprint Corp...................................      323,492
     19,720       WorldCom, Inc.................................      253,599
                                                                 ------------
                                                                    1,307,540
                                                                 ------------
                  UTILITIES:  1.37%
      7,515       Verizon Corp..................................      375,750
                                                                 ------------
                  Total Common Stocks (Cost $27,814,722)........   26,962,842
                                                                 ------------

                  SHORT-TERM INVESTMENTS:  4.01%
--------------------------------------------------------------------------------

  1,102,027       Firstar Stellar Treasury Fund
                    (Cost $1,102,027)........................... $  1,102,027
                                                                 ------------
                  Total Investments in Securities
                    (Cost $28,916,749+):  102.14%...............   28,064,869
                  Liabilities in excess of Other
                    Assets:  (2.14%)............................     (588,363)
                                                                 ------------
                    Net Assets:  100.00%........................ $ 27,476,506
                                                                 ============

*    Non-income producing security.

+    At August 31,  2001the  cost of  securities  for Federal tax  purposes  was
     $28,957,213.   Gross  unrealized  appreciation  and  depreciation  were  as follows:

          Gross unrealized appreciation.................    $ 431,510
          Gross unrealized depreciation.................   (1,323,854)
                                                           ----------
               Net unrealized depreciation..............   $ (892,344)
                                                           ==========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF ASSETS AND LIABILITIES AT AUGUST 31, 2001
--------------------------------------------------------------------------------
                                                     SMALL CAP       LARGE CAP
                                                     VALUE FUND     VALUE FUND
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (identified cost $5,868,417 and
    $28,916,749, respectively) ..................   $  6,364,502   $ 28,064,869
  Receivables:
    Due from advisor ............................          3,127             --
    Dividends and interest ......................          6,288         49,610
    Fund shares sold ............................             --            225
    Investment securities sold ..................         44,838        668,153
  Prepaid expenses ..............................            926          3,036
                                                    ------------   ------------
         Total assets ...........................      6,419,681     28,785,893
                                                    ------------   ------------

LIABILITIES
  Payables:
    Due to administrator ........................          2,548          4,754
    Due to advisor ..............................             --          3,931
    Investment securities purchased .............         84,394      1,277,948
  Accrued expenses ..............................         25,387         22,754
                                                    ------------   ------------
         Total liabilities ......................        112,329      1,309,387
                                                    ------------   ------------

NET ASSETS  .....................................   $  6,307,352   $ 27,476,506
                                                    ============   ============
Net asset value and redemption price
 per share [$6,307,352/434,770 and
 $27,476,506/2,647,732 shares
 outstanding; unlimited number of
 shares (par value $0.01) authorized] ...........   $      14.51   $      10.38
                                                    ============   ============

COMPONENTS OF NET ASSETS
  Paid-in capital ...............................   $  5,497,785   $ 28,241,763
  Undistributed net investment income ...........         19,594        229,376
  Accumulated net realized gain (loss)
   on investments ...............................        293,888       (142,753)
  Net unrealized appreciation/(depreciation)
   on investments ...............................        496,085       (851,880)
                                                    ------------   ------------
         Net assets .............................   $  6,307,352   $ 27,476,506
                                                    ============   ============

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------
                                                      SMALL CAP       LARGE CAP
                                                     VALUE FUND      VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends ...................................    $    61,646    $   344,021
    Interest ....................................          6,874         31,341
                                                     -----------    -----------
         Total income ...........................         68,520        375,362
                                                     -----------    -----------
  Expenses
    Advisory fees (Note 3) ......................         31,727         96,984
    Administration fees (Note 3) ................         30,000         41,936
    Professional fees ...........................         21,297         22,679
    Fund accounting fee .........................         20,497         25,255
    Transfer agent fees .........................         10,798         12,201
    Custodian fees ..............................          7,301         16,413
    Trustees' fees ..............................          4,300          4,700
    Other .......................................          2,500          3,200
    Insurance fees ..............................          1,437          2,183
    Reports to shareholders .....................          1,300            675
    Registration fees ...........................            673          4,141
                                                     -----------    -----------
         Total expenses .........................        131,830        230,367
         Less: advisory fee waiver and
           absorption (Note 3) ..................        (88,059)       (84,611)
                                                     -----------    -----------
         Net expenses ...........................         43,771        145,756
                                                     -----------    -----------
           Net investment income ................         24,749        229,606
                                                     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) from security
    transactions ................................        334,147        (74,012)
  Net change in unrealized appreciation /
    (depreciation) on investments ...............        333,464     (1,124,787)
                                                     -----------    -----------
     Net realized and unrealized gain
       (loss) on investments ....................        667,611     (1,198,799)
                                                     -----------    -----------
         Net Increase (Decrease) in
           Net Assets Resulting
           from Operations ......................    $   692,360    $  (969,193)
                                                     ===========    ===========

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                        YEAR       OCT. 1, 1999*
                                                        ENDED         THROUGH
                                                    AUG. 31, 2001  AUG. 31, 2000
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM OPERATIONS
  Net investment income ..........................   $    24,749    $     3,837
  Net realized gain from security transactions ...       334,147         55,508
  Net change in unrealized appreciation
   on investments ................................       333,464        162,621
                                                     -----------    -----------
       NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ..........................       692,360        221,966
                                                     -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..........................        (7,779)        (1,213)
  Net realized gain on securities
   transactions ..................................       (95,767)            --
                                                     -----------    -----------
       TOTAL DIVIDENDS AND DISTRIBUTIONS
        TO SHAREHOLDERS ..........................      (103,546)        (1,213)
                                                     -----------    -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from
   net change in outstanding shares (a) ..........     4,333,393      1,164,392
                                                     -----------    -----------
       TOTAL INCREASE IN NET ASSETS ..............     4,922,207      1,385,145

NET ASSETS
Beginning of period ..............................     1,385,145             --
                                                     -----------    -----------
END OF PERIOD** ..................................   $ 6,307,352    $ 1,385,145
                                                     ===========    ===========

(a) A summary of share transactions is as follows:

                                     YEAR ENDED              OCT. 1, 1999* TO
                                    AUG. 31, 2001              AUG. 31, 2000
                               -----------------------  ------------------------
                               SHARES  PAID IN CAPITAL  SHARES   PAID IN CAPITAL
                               ------  ---------------  ------   ---------------
Shares sold .................  320,335   $ 4,255,170    135,438    $ 1,429,985
Shares issued in reinvestment
 of distributions ...........    5,826        78,235         --             --
Shares redeemed .............       (1)          (12)   (26,828)      (265,593)
                               -------   -----------    -------    -----------

Net increase ................  326,160   $ 4,333,393    108,610    $ 1,164,392
                               =======   ===========    =======    ===========

*    Commencement of operations.
** Includes undistributed net investment income of $19,594 and $2,624 in 2001 and 2000, respectively.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       YEAR        OCT. 1, 1999*
                                                       ENDED          THROUGH
                                                   AUG. 31, 2001   AUG. 31, 2000
--------------------------------------------------------------------------------

NET (DECREASE)/INCREASE IN ASSETS FROM:
OPERATIONS
  Net investment income ........................   $    229,606    $     66,932
  Net realized loss from security transactions .        (74,012)        (18,777)
  Net change in unrealized (depreciation)
   appreciation on investments .................     (1,124,787)        272,907
                                                   ------------    ------------
       NET (DECREASE) INCREASE IN NET ASSETS
         RESULTING  FROM OPERATIONS ............       (969,193)        321,062
                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................        (64,746)         (2,242)
  Net realized gain on securities transactions .        (50,138)             --
                                                   ------------    ------------
       TOTAL DIVIDENDS AND DISTRIBUTIONS TO
        SHAREHOLDERS ...........................       (114,884)         (2,242)
                                                   ------------    ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net
   change in outstanding shares (a) ............     19,664,932       8,576,831
                                                   ------------    ------------
       TOTAL INCREASE IN NET ASSETS ............     18,580,855       8,895,651

NET ASSETS
Beginning of period ............................      8,895,651              --
                                                   ------------    ------------
END OF PERIOD** ................................   $ 27,476,506    $  8,895,651
                                                   ============    ============

(a) A summary of share transactions is as follows:

                                  YEAR ENDED                OCT. 1, 1999* TO
                                 AUG. 31, 2001               AUGUST 31, 2000
                           -------------------------     -----------------------
                           SHARES    PAID IN CAPITAL     SHARES  PAID IN CAPITAL
                           ------    ---------------     ------  ---------------
Shares sold ..........    1,828,348   $ 19,847,429     958,809    $  9,764,051
Shares issued in
 reinvestment of
 distributions .......       10,221        114,884          --              --
Shares redeemed ......      (27,489)      (297,381)   (122,157)     (1,187,220)
                          ---------   ------------    --------    ------------

Net increase .........    1,811,080   $ 19,664,932     836,652    $  8,576,831
                          =========   ============    ========    ============

*    Commencement of operations.
** Includes undistributed net investment income of $229,367 and $64,690 in 2001 and 2000, respectively.

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                     YEAR        OCT. 1, 1999*
                                                     ENDED          THROUGH
                                                 AUG. 31, 2001   AUG. 31, 2000
--------------------------------------------------------------------------------

Net asset value, beginning of period .........     $   12.75       $   10.00
                                                   ---------       ---------
Income from investment operations:
  Net investment income ......................          0.07            0.05
  Net realized and unrealized gain on
   investments ..............................           2.33            2.73
                                                   ---------       ---------
Total from investment operations .............          2.40            2.78
                                                   ---------       ---------
Less distributions:
  From net investment income .................         (0.05)          (0.03)
  From net realized gains ....................         (0.59)             --
                                                   ---------       ---------
Total distributions ..........................         (0.64)          (0.03)
                                                   ---------       ---------

Net asset value, end of period ...............     $   14.51       $   12.75
                                                   =========       =========

Total return .................................         19.20%          27.82%+

Ratios/supplemental data:
Net assets, end of period (thousands) ........     $   6,307       $   1,385

Ratio of expenses to average net assets:
  Before expense reimbursement ...............          3.31%          15.23%**
  After expense reimbursement ................          1.10%           1.10%**

Ratio of net investment income to
 average net assets
  After expense reimbursement ................          0.62%           0.48%**

Portfolio turnover rate ......................         68.13%          68.77%

*    Commencement of operations.
**   Annualized.
+    Not Annualized.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
                                                       YEAR        OCT. 1, 1999*
                                                       ENDED          THROUGH
                                                   AUG. 31, 2001   AUG. 31, 2000
--------------------------------------------------------------------------------

Net asset value, beginning of period ..............   $  10.63      $  10.00
                                                      --------      --------
Income from investment operations:
  Net investment income ...........................       0.04          0.11
  Net realized and unrealized (loss) gain
   on investments .................................      (0.23)         0.55
                                                      --------      --------
Total from investment operations ..................      (0.19)         0.66
                                                      --------      --------

Less distributions:
   From net investment income .....................      (0.03)        (0.03)
   From net realized gains ........................      (0.03)           --
                                                      --------      --------
Total distributions ...............................      (0.06)        (0.03)
                                                      --------      --------

Net asset value, end of period ....................   $  10.38      $  10.63
                                                      ========      ========

TOTAL RETURN ......................................      (1.85%)        6.61%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .............   $ 27,477      $  8,896

Ratio of expenses to average net assets:
  Before expense reimbursement ....................       1.18%         2.89%**
  After expense reimbursement .....................       0.75%         0.75%**

Ratio of net investment income to average
 net assets
  After expense reimbursement .....................      1.18%         1.38%**

Portfolio turnover rate ...........................     173.68%       169.14%

*    Commencement of operations.
**   Annualized.
+    Not Annualized.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT AUGUST 31, 2001
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Fund's investment objective is growth of capital, with a secondary objective to provide current income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
          shareholders from net investment income and net realized gains are determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended August 31, 2001, Chartwell Investment Partners (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Chartwell Large Cap Value Fund and 0.80% based upon the average daily net assets of the Chartwell Small Cap Value Fund. For the year ended August 31, 2001, the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund incurred $96,984 and $31,727, respectively, in Advisory Fees.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 0.75% of average net assets (the "expense cap") for the Chartwell Large Cap Value Fund and 1.10% of average net assets (the "expense cap") for the Chartwell Small Cap Value Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the year ended August 31, 2001, the Advisor reduced its fees and absorbed Fund expenses in the amount of $84,611 for the Chartwell Large Cap Value Fund and $88,059 for the Chartwell Small Cap Value

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $187,827 for the Chartwell Large Cap Value Fund and $201,173 for the Chartwell Small Cap Value Fund at August 31, 2001, which expires in 2008.


     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

FUND ASSET LEVEL                            FEE RATE
----------------                            --------
Less than $15 million                       $30,000
$15 million to less than $50 million        0.20% of average daily net assets
$50 million to less than $100 million       0.15% of average daily net assets
$100 million to less than $150 million      0.10% of average daily net assets
More than $150 million                      0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the year ended August 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Value Fund were $52,702,177 and $33,098,529, respectively.

     For the year ended August 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $6,766,826 and $2,597,026, respectively.

NOTE 6 - INCOME TAXES

     As of August 31, 2001, the Chartwell Large Cap Value Fund had tax basis capital losses of $102,289 which may be carried over to offset future capital gains expiring in 2009.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
CHARTWELL SMALL CAP VALUE FUND
CHARTWELL LARGE CAP VALUE FUND

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chartwell Small Cap Value Fund and Chartwell Large Cap Value Fund, each a series of Advisors Series Trust (the "Funds") at August 31, 2001, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the year then ended and for the period October 1, 1999 (commencement of operations) through August 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


New York, New York
October 12, 2001

                                     ADVISOR
                          Chartwell Investment Partners
                              1235 Westlakes Drive
                                    Suite 330
                                Berwyn, PA 19312


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018


                                 TRANSFER AGENT
                             ICA Fund Services Corp.
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                              Cincinnati, OH 45202


                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036


                                  LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.